Material partly-owned subsidiaries - Statutory information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue	$ 177,934	$ 159,366	$ 179,540
Loss for the year	(226,905)	(183,718)	(254,177)
Total comprehensive loss for the year	(11)	(27)	(416)
Total comprehensive loss for the period	(246,677)	(173,457)	(257,788)
Total Non-current assets	25,094	22,663	21,417	$ 7,595
Total Current assets	553,018	413,835	311,876	154,909
Total non-current liabilities	10,951	11,272	8,471	445
Total Current liabilities	154,577	150,329	120,073	$ 105,031
Cash flows from (used in) operating activities	(171,179)	(112,389)	(204,387)
Cash flows from (used in) investing activities	(404,810)	66,952	(75,581)
Cash flows from (used in) financing activities	$ 334,246	$ 225,044	358,224
Subsidiaries with material non-controlling interests [member]
Disclosure of subsidiaries [line items]
Revenue			324
Loss for the year			(337)
Total comprehensive loss for the period			(310)
ECART Internet Services Nigeria
Disclosure of subsidiaries [line items]
Revenue			108
Loss for the year			(141)
Total comprehensive loss for the period			(126)
Jumia Egypt LLC
Disclosure of subsidiaries [line items]
Revenue			53
Loss for the year			(70)
Total comprehensive loss for the period			(67)
ECART services Morocco Sarl
Disclosure of subsidiaries [line items]
Revenue			53
Loss for the year			(44)
Total comprehensive loss for the period			(41)
ECART services Kenya Limited
Disclosure of subsidiaries [line items]
Revenue			23
Loss for the year			(38)
Total comprehensive loss for the period			(36)
ECART services Ivory Coast SRL
Disclosure of subsidiaries [line items]
Revenue			51
Loss for the year			(32)
Total comprehensive loss for the period			(30)
Jade E-Services South Africa PTY Ltd
Disclosure of subsidiaries [line items]
Revenue			36
Loss for the year			(12)
Total comprehensive loss for the period			$ (10)